Financial instruments - Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Designated	$ 40	$ 191
Not designated	10,007	15,708
Assets, Total	10,047	15,899
Designated	2,511	2,057
Not designated	7,065	9,773
Liabilities, Total	9,576	11,830
Net	471	4,069
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Designated	7	14
Not designated	1	2
Assets, Total	8	16
Designated	64	98
Not designated	0	0
Liabilities, Total	64	98
Net	(56)	(82)
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Designated	0	0
Not designated	682	697
Assets, Total	682	697
Designated	0	0
Not designated	379	592
Liabilities, Total	379	592
Net	303	105
Currency swaps and options
Disclosure of detailed information about hedging instruments [line items]
Designated	33	177
Not designated	5	0
Assets, Total	38	177
Designated	2,447	1,959
Not designated	42	13
Liabilities, Total	2,489	1,972
Net	(2,451)	(1,795)
Commodity derivatives
Disclosure of detailed information about hedging instruments [line items]
Designated	0	0
Not designated	9,204	14,783
Assets, Total	9,204	14,783
Designated	0	0
Not designated	6,630	9,161
Liabilities, Total	6,630	9,161
Net	2,574	5,622
Other
Disclosure of detailed information about hedging instruments [line items]
Designated	0	0
Not designated	115	226
Assets, Total	115	226
Designated	0	0
Not designated	14	7
Liabilities, Total	14	7
Net	$ 101	$ 219